Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
September 29, 2018
Prospectus

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.45%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.45%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$46
3 years	$144
5 years	$252
10 years	$567

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.45%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.45%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$46
3 years	$144
5 years	$252
10 years	$567

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.46%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.46%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$47
3 years	$148
5 years	$258
10 years	$572

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.47%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$48
3 years	$151
5 years	$261
10 years	$582

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.47%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$48
3 years	$151
5 years	$263
10 years	$588

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.48%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.48%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$49
3 years	$154
5 years	$269
10 years	$597

The systematic withdrawal plan (SWP) is no longer a feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

Effective April 1, 2019, the following replaces the first bullet under the “Principal Investment Strategies” section for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.

The following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	13%
International Equity Funds*	6%
Bond Funds*	59%
Short-Term Funds*	22%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

Effective April 1, 2019, the following replaces the first bullet under the “Principal Investment Strategies” section for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.

Effective April 1, 2019, the following replaces the first bullet under the “Principal Investment Strategies” section for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.

Effective April 1, 2019, the following replaces the first bullet under the “Principal Investment Strategies” section for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.

Effective April 1, 2019, the following replaces the first bullet under the “Principal Investment Strategies” section for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.

Effective April 1, 2019, the following replaces the first bullet under the “Principal Investment Strategies” section for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.

After the close of business on March 29, 2019, retail class shares of Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ will be available for purchase. Accordingly, the following information found in the “Shareholder Information” section under the "Additional Information about the Purchase and Sale of Shares" heading will no longer be applicable and will be removed from the prospectus.

Subject to certain limited exceptions described below, Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ do not currently accept investments in class shares. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option).

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective April 1, 2019, the management fee, as a percentage of each fund's average net assets, for each fund, is set forth in the table below.

Fidelity Managed Retirement Income Fund℠	0.45%
Fidelity Managed Retirement 2005 Fund℠	0.45%
Fidelity Managed Retirement 2010 Fund℠	0.46%
Fidelity Managed Retirement 2015 Fund℠	0.47%
Fidelity Managed Retirement 2020 Fund℠	0.47%
Fidelity Managed Retirement 2025 Fund℠	0.48%

MRI-19-02 1.9893274.101	March 15, 2019